Fair Value Measurements (Details) - Schedule of level for liabilities that are measured at fair value using significant unobservable inputs $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of level for liabilities that are measured at fair value using significant unobservable inputs [Abstract]
Warrant liability as of January 1, 2020
Additions to warrant liability	186
Reclassification to equity	(97)
Warrant liability as of December 31, 2020	$ 89